Other Payables - Schedule of Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other payables [abstract]
Provisions related to payroll	$ 96.8	$ 58.4
Other accounts payable	55.9	54.0
Mutual with jointly controlled operation	25.2
Non-controlling purchase options	22.2
Commission payable	18.8	11.3
Contractual obligations	16.2	6.7
Provision for employee profit sharing	15.7	20.9
Insurance	13.3	7.1
Long-term incentive	7.9	16.4
Brazilian air force	3.3	0.4
Accounts payable of acquisitions (deferred consideration)	3.0
Other payables	278.3	175.2
Current portion	245.7	162.5
Non-current portion	$ 32.6	$ 12.7